CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 104,446	$ 47,656
Restricted cash	1,089	1,222
Short-term bank deposits	217,200	12,700
Accounts receivable (net of allowance of $891 and $694 at December 31, 2021 and 2020, respectively)	115,361	81,221
Prepaid expenses and other current assets	8,075	4,560
Total Current Assets	446,171	147,359
Property and equipment, net	4,211	6,770
Operating lease right-of-use assets	11,578	20,266
Intangible assets, net	56,700	24,376
Goodwill	189,265	152,303
Deferred taxes	5,228	7,111
Other assets	79	496
Total Assets	713,232	358,681
Current Liabilities:
Accounts payable	107,730	72,498
Accrued expenses and other liabilities	40,331	21,188
Short-term operating lease liability	3,615	4,514
Short-term loans and current maturities of long-term loans	0	8,333
Deferred revenues	3,852	5,711
Short-term payment obligation related to acquisitions	38,179	7,869
Total Current Liabilities	193,707	120,113
Long-Term Liabilities:
Long-term operating lease liability	9,774	17,698
Payment obligation related to acquisition	33,250	30,035
Other long-term liabilities	9,541	6,713
Total Liabilities	246,272	174,559
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares of ILS 0.03 par value - Authorized: 60,000,000 and 43,333,333 shares at December 31, 2021 and 2020, respectively; Issued: 43,812,062 and 27,467,313 shares at December 31, 2021 and 2020, respectively; Outstanding: 43,696,723 and 27,351,974 shares at December 31, 2021 and 2020, respectively	375	224
Additional paid-in capital	496,154	251,933
Treasury shares at cost (115,339 shares at December 31, 2021 and 2020)	(1,002)	(1,002)
Accumulated other comprehensive income	(128)	112
Accumulated deficit	(28,439)	(67,145)
Total Shareholders' Equity	466,960	184,122
Total Liabilities and Shareholders' Equity	$ 713,232	$ 358,681